Stockholders' deficit (Details) (USD $)	6 Months Ended				1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Apr. 16, 2013 Subsequent Event [Member] Promissory Note Issued April 16, 2013 [Member]	Mar. 31, 2013 Common Stock One [Member]	Jan. 31, 2013 Common Stock One [Member]	Mar. 31, 2013 Common Stock Two [Member]	Mar. 31, 2013 Common Stock Three [Member]	Mar. 23, 2012 ISS [Member]
Stockholders' deficit [Abstract]
Common stock, shares authorized	1,000,000,000		1,000,000,000
Common stock, par value per share	$ 0.001		$ 0.001
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized									125,000
Preferred stock, par value per share									$ 1.00
Common Stock
Price per share					$ 0.005	$ 0.005	$ 0.005	$ 0.005
Common stock payable	$ 32,711
Proceeds from sale of stock, net of offering costs	35,000	37,807			5,000	5,000	5,000	5,000
Subsequent Event [Line Items]
Debt instrument, face amount				5,000
Stock payable	$ 73,311		$ 34,985	$ 1,000,000